Equity Method Investments	12 Months Ended
Dec. 31, 2025
Equity Method Investments
Equity Method Investments

Note 12.  Equity Method Investments

Associates consisted of the following:

			December 31, 2024		December 31, 2025
		Place of
		Incorporation
	Principal	and	Carrying	Holding	Carrying	Holding
Name of Associate	Activities	Operation	amount	%	amount	%
			(in thousands)		(in thousands)
Ganzin Technology Corp.	Eye tracking chip and module	Taipei, Taiwan	$—	31.21	$—	27.55
Iris Optronics Co., Ltd.	E-paper manufacturing and sales	Tainan, Taiwan	21	4.52	184	3.77
Guangzhou Pixtalks Information Technology Co., Ltd.	3D structured light module	Guangzhou, China	209	29.50	219	29.50
Prilit Optronics, Inc.	LCD panel components manufacturing	Tainan, Taiwan	2,505	14.95	2,099	14.95
Tilt Five, Inc.	Develops of Augmented Reality technology	Delaware, USA	5,836	21.99	4,648	21.99
Calumino Pty Limited	Develops of thermal sensing technology	Sydney, Australia	—	—	3,062	13.07
			$8,571		$10,212

There is no individually significant associate for the Company. The following table summarized the amount recognized by the Company at its share of those associates:

	For the year ended December 31,
	2023	2024	2025

	(in thousands)
The Company’s share of losses of associates	$(598)	(831)	(3,185)
The Company’s share of other comprehensive income of associates	$20	(146)	108
The Company’s share of total comprehensive income of associates	$(578)	(977)	(3,077)

The Company has not recognized losses of $691 thousand and $260 thousand in relation to its interest in Ganzin Technology Corp. for the year ended December 31, 2023 and 2024, respectively, because the Company has no obligation in respect of the losses. As of December 31, 2024, the cumulative unrecognized losses in relation to the Company’s interest in Ganzin Technology Corp. was $1,277 thousand.

As of December 31, 2024 and 2025, none of the Company’s equity method investments was pledged as collateral.